REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Disaggregated Revenue

Years Ended December 31,	2021	2020	2019
Primary Geographical Regions:
United States	$5,636,929	$4,535,262	$4,184,206
Canada	386,780	301,727	294,040
Latin America and the Caribbean	256,483	217,939	292,116

	$6,280,192	$5,054,928	$4,770,362

Major Product Lines:
HVAC equipment	69%	69%	68%
Other HVAC products	28%	28%	28%
Commercial refrigeration products	3%	3%	4%

	100%	100%	100%